Income Taxes - Components of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Income Taxes
Current	$ 19,367	¥ 138,552	¥ 125,739	¥ 97,253
Deferred	(2,378)	(17,011)	(17,260)	(5,237)
Income tax expense	$ 16,989	¥ 121,541	¥ 108,479	¥ 92,016